Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs
The following table provides a summary of investments in community development and tax-advantaged
VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2020	2019
Investment carrying amount	$5,378	$6,148
Unfunded capital and other commitments	2,334	2,938
Maximum exposure to loss	11,219	12,118